Investment Strategy	Nov. 26, 2025
DIVERSIFIED EQUITY FUND | Diversified Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Adviser Managed Strategy Component

Only persons who are clients of the Financial Adviser (as defined below) and who participate in the Adviser Managed Strategy should invest in the Fund. The Fund may not be purchased by any other investor. The Fund is designed to be a component of a broader strategy employed by a third party investment manager (Financial Adviser) for the benefit of its clients. The Financial Adviser seeks to take advantage of broad market changes by tactically shifting its clients' assets among the Fund, the Core Fixed Income Fund, the Enhanced Fixed Income Fund and a money market fund affiliated with the Fund, depending on the Financial Adviser's evaluation of current market conditions (Adviser Managed Strategy). The Financial Adviser is not the adviser to the Fund and is not affiliated with SEI Investments Management Corporation (SIMC), the adviser to the Fund.

When the Financial Adviser determines to reallocate its clients' assets to one or more of the other funds that compose the Adviser Managed Strategy, the Financial Adviser may request the redemption of a substantial portion of or all of the shares for which the Financial Adviser exercises investment discretion. In such an instance, the Financial Adviser's notice of its intent to redeem or formal redemption request (collectively, "Redemption Request") will cause the Fund to liquidate a substantial portion of or substantially all of its assets in order to fulfill the Redemption Request. If the Financial Adviser's Redemption Request includes all of the shares for which it exercises investment discretion, the Fund will no longer be an active component of the Adviser Managed Strategy. When the Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations pending the Financial Adviser's formal redemption request; and exchange-traded funds (ETFs) that are designed to track the performance of the broad U.S. equity market. The Fund could be invested in these types of investments for extended periods of time. At such times, SIMC will manage the assets of the Fund. SIMC, the Financial Adviser or one or more of their affiliates will be the only investors in the Fund following the Financial Adviser's redemption of all of its clients' shares from the Fund. Due to this strategy, the Fund may buy and sell securities and other instruments frequently.

Investment Strategy

Under normal circumstances, and when the Fund is an active component of the Adviser Managed Strategy, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities of U.S. and non-U.S. issuers of various market capitalizations and industries. Due to its investment strategy, the Fund may buy and sell securities and other instruments frequently.

It is expected that the Fund will invest: (i) at least 50% of its assets in a portfolio of securities designed to track, before fees and expenses, the performance of one or more indexes that represent broad exposure to the U.S. equity market (U.S. Equity Index); (ii) up to 40% of its assets in a portfolio of securities designed to track, before fees and expenses, the performance of one or more indexes that represent broad exposure to equity securities of issuers located in developed market countries outside of the U.S. (Developed Foreign Market Equity Index); and (iii) up to 20% of its assets in a portfolio of securities designed to track, before fees and expenses, the performance of one or more indexes that represent broad exposure to equity securities of issuers located in emerging market countries (Emerging Market Equity Index). Although SIMC will actively determine the percentage of the Fund that will be allocated to each of the U.S. Equity, Developed Foreign Market Equity and Emerging Market Equity Indexes (each, an Index, and collectively, the Indexes), the assets allocated to each Index will be managed using a passive approach. SIMC may adjust the Fund's allocation of assets among the Indexes over time on the basis of its long-term capital market assumptions.

The Fund's investment performance will depend on SIMC's allocation decisions with respect to the Indexes, the Fund's tracking of the Indexes and the performance of the Indexes. The Fund's ability to track the performance of each Index will be affected by the size and timing of cash flows into and out of the Fund, changes in SIMC's allocation of assets among the Indexes, and the Fund's fees and expenses.

The Fund generally will attempt to invest in securities composing an Index in approximately the same proportions as they are represented in the Index. It may not be possible or practicable to purchase all of the securities composing an Index or to hold them in the same weightings as they are represented in the Index. In those cases, the Fund's sub-adviser (the Sub-Adviser) may employ a representative sampling or index optimization technique to replicate the Index. In seeking to track the performance of each Index, the Fund may invest in the following securities, not all of which may be constituents of an Index: common stocks, preferred stocks, depositary receipts, rights, warrants, ETFs, real estate investment trusts (REITs), and futures contracts. The Fund may use ETFs or futures contracts in lieu of investing directly in the securities making up the Index to obtain exposure to the equity markets, including during high volume periods of activity in the Fund, and may invest in certain fixed income instruments, such as Treasury bills, to serve as margin or collateral for such futures positions.

The Sub-Adviser selects the Fund's securities under the general supervision of SIMC. The Sub-Adviser's passive investment strategy seeks to track an index return, and therefore differs from an "active" investment strategy where an investment manager buys and sells securities based on its own economic, financial, and market analysis. The market capitalization and composition of the Indexes are subject to change. SIMC or the Sub-Adviser may sell securities that are represented in an Index or purchase securities that are not represented in an Index, prior to or after their removal or addition to the Index.

When the Fund is not an active component of the Adviser Managed Strategy, SIMC will act as the sole manager to the Fund, and a sub-adviser will not be used.

CORE FIXED INCOME FUND | Core Fixed Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Adviser Managed Strategy Component

Only persons who are clients of the Financial Adviser (as defined below) and who participate in the Adviser Managed Strategy should invest in the Fund. The Fund may not be purchased by any other investor. The Fund is designed to be a component of a broader strategy employed by a third party investment manager (Financial Adviser) for the benefit of its clients. The Financial Adviser seeks to take advantage of broad market changes by tactically shifting its clients' assets among the Fund, the Diversified Equity Fund, the Enhanced Fixed Income Fund and a money market fund affiliated with the Fund, depending on the Financial Adviser's evaluation of current market conditions (Adviser Managed Strategy). The Financial Adviser is not the adviser to the Fund and is not affiliated with SEI Investments Management Corporation (SIMC), the adviser to the Fund.

When the Financial Adviser determines to reallocate its clients' assets to one or more of the other funds that compose the Adviser Managed Strategy, the Financial Adviser may request the redemption of a substantial portion of or all of the shares for which the Financial Adviser exercises investment discretion. In such an instance, the Financial Adviser's notice of its intent to redeem or formal redemption request (collectively, "Redemption Request") will cause the Fund to liquidate a substantial portion of or substantially all of its assets in order to fulfill the Redemption Request. If the Financial Adviser's Redemption Request includes all of the shares for which it exercises investment discretion, the Fund will no longer be an active component of the Adviser Managed Strategy. When the Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund's investment goal. The Fund could be invested in these types of investments for extended periods of time. At such times, SIMC will manage the assets of the Fund. SIMC, the Financial Adviser or one or more of their affiliates will be the only investors in the Fund following the Financial Adviser's redemption of all of its clients' shares from the Fund. Due to this strategy, the Fund may buy and sell securities and other instruments frequently.

Investment Strategy

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities.

It is expected that the Fund will invest at least 90% of its assets in a portfolio of securities designed to track, before fees and expenses, the performance of one or more indexes that represent broad exposure to the U.S. investment grade fixed income market (U.S. Investment Grade Index). In addition, SIMC will directly manage up to 10% of the Fund's assets. SIMC will invest in a portfolio of securities designed to track, before fees and expenses, the performance of one or more indexes that represent broad exposure to the foreign sovereign debt market (Foreign Sovereign Debt Index). Depending on such factors as market conditions or long-term capital market assumptions, SIMC may adjust the Fund's allocation of assets between the U.S. Investment Grade and Foreign Sovereign Debt Indexes (each, an Index, and collectively, the Indexes). Although SIMC will determine the percentage of the Fund that will be allocated to each of the Indexes, the assets allocated to each Index will be managed using a passive approach.

The Fund's investment performance will depend on SIMC's allocation decisions with respect to the Indexes, the Fund's tracking of the Indexes and the performance of the Indexes. The Fund's ability to track the performance of each Index will be affected by the size and timing of cash flows into and out of the Fund, changes in SIMC's allocation of assets between the Indexes, and the Fund's fees and expenses.

In seeking to track the performance of an Index, SIMC and the Sub-Adviser employ a "representative sampling" strategy rather than attempting to purchase all of the securities represented in the Index. A representative sampling strategy means that the Fund will seek to hold a portfolio of securities with generally the same risk and return characteristics of the Index. Such characteristics may include, but are not limited to, duration, yield, credit quality, sector weights, market technicals and country exposure. The Sub-Adviser's representative sampling strategy may include the purchase of securities that are not represented in the Index. The quantity of holdings in the Fund will be based on a number of factors, including the asset size of the Fund.

The Fund may invest in U.S. and foreign investment fixed income securities, including emerging market, corporate and government fixed income securities. These investments include U.S. Treasury obligations, obligations issued by agencies or instrumentalities of the U.S. Government, including obligations not guaranteed by the U.S. Treasury (such as obligations issued by U.S. Government-sponsored entities), emerging market debt, asset-based securities, mortgage-based securities (including commercial mortgage-based securities and through TBA transactions), sovereign debt, corporate bonds and debentures, commercial paper, money market instruments, money market funds, mortgage dollar rolls, obligations of supranational entities issued or guaranteed by certain banks and zero coupon obligations and obligations of entities organized to restructure the outstanding debt of such issuers. The Fund may invest in securities denominated in U.S. dollars or in a foreign currency. The Fund may hold instruments from either of the Indexes followed by the Fund and may also invest in fixed income securities that are not included in an Index. The Fund invests primarily in investment grade securities, but may invest in non-rated securities or securities rated below investment grade (also known as "high yield" securities or "junk bonds"). The Fund is not expected to invest more than 15% of its assets in securities rated below investment grade (BB+, B and CCC).

The Fund may use exchange-traded funds (ETFs), futures contracts, forward contracts and swap agreements in lieu of investing directly in the securities making up an Index to synthetically obtain exposure to the fixed income markets, including during high volume periods of investment into the Fund. The Fund may also invest in futures contracts and forward contracts for hedging or investment purposes. Futures contracts may be used to manage the Fund's interest rate duration and yield curve exposure. Forward contracts may be used to manage the Fund's currency exposure to foreign securities. The Fund's portfolio is not subject to any maturity or duration restrictions.

The Fund's sub-adviser (the Sub-Adviser) selects the Fund's securities under the general supervision of SIMC. The passive investment strategy of SIMC or the Sub-Adviser seeks to track an index return, and therefore differs from an "active" investment strategy where an investment manager buys and sells securities based on its own economic, financial, and market analysis. The composition of the Indexes are subject to change. SIMC or the Sub-Adviser may sell securities that are represented in an Index or purchase securities that are not represented in an Index, prior to or after their removal or addition to the Index. The Sub-Adviser may sell an investment if the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions.

When the Fund is not an active component of the Adviser Managed Strategy, SIMC will act as the sole manager to the Fund, and a sub-adviser will not be used.

ENHANCED FIXED INCOME FUND | Enhanced Fixed Income Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Adviser Managed Strategy Component

Only persons who are clients of the Financial Adviser (as defined below) and who participate in the Adviser Managed Strategy should invest in the Fund. The Fund may not be purchased by any other investor. The Fund is designed to be a component of a broader strategy employed by a third party investment manager (Financial Adviser) for the benefit of its clients. The Financial Adviser seeks to take advantage of broad market changes by tactically shifting its clients' assets among the Fund, the Diversified Equity Fund, the Core Fixed Income Fund and a money market fund affiliated with the Fund, depending on the Financial Adviser's evaluation of current market conditions (Adviser Managed Strategy). The Financial Adviser is not the adviser to the Fund and is not affiliated with SEI Investments Management Corporation (SIMC), the adviser to the Fund.

When the Financial Adviser determines to reallocate its clients' assets to one or more of the other funds that compose the Adviser Managed Strategy, the Financial Adviser may request the redemption of a substantial portion of or all of the shares for which the Financial Adviser exercises investment discretion. In such an instance, the Financial Adviser's notice of its intent to redeem or formal redemption request (collectively, "Redemption Request") will cause the Fund to liquidate a substantial portion of or substantially all of its assets in order to fulfill the Redemption Request. If the Financial Adviser's Redemption Request includes all of the shares for which it exercises investment discretion, the Fund will no longer be an active component of the Adviser Managed Strategy. When the Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund's investment goal and exchange-traded funds (ETFs) that are designed to track the performance of one or more broad fixed income markets. The Fund could be invested in these types of investments for extended periods of time. At such times, SIMC will manage the assets of the Fund. SIMC, the Financial Adviser or one or more of their affiliates will be the only investors in the Fund following the Financial Adviser's redemption of all of its clients' shares from the Fund. Due to this strategy, the Fund may buy and sell securities and other instruments frequently.

Investment Strategy

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in fixed income securities or in exchange-traded funds (ETFs) that provide exposure to fixed income securities. The Fund currently invests primarily in ETFs.

It is expected that the Fund will invest in: (i) a portfolio of securities designed to track, before fees and expenses, the performance of one or more indexes that represent broad exposure to non-investment grade fixed income securities (also known as "high yield" securities or "junk bonds") (High Yield Index), and (ii) a portfolio of securities designed to track, before fees and expenses, the performance of one or more indexes that represent broad exposure to fixed income securities of issuers located in emerging market countries

(Emerging Market Index). Typically, the Fund's assets will be, approximately, equally weighted between the Indexes. However, depending on such factors as market conditions or long-term capital market assumptions, SIMC may adjust such weighting and allocate 40% to 60% of the Fund's assets to each Index. Although SIMC will determine the percentage of the Fund's assets that will be allocated to each of the High Yield and Emerging Market Indexes, the assets allocated to each Index will be managed using a passive approach.

The Fund's investment performance will depend on SIMC's allocation decisions with respect to the Indexes, the Fund's tracking of the Indexes, and the performance of the Indexes. The Fund's ability to track the performance of each Index will be affected by the size and timing of cash flows into and out of the Fund, changes in SIMC's allocation of assets between the Indexes, and the Fund's fees and expenses.

The Fund may invest in U.S. and foreign investment and non-investment grade (also known as "high yield" securities or "junk bonds") fixed income securities, including emerging market, corporate and government fixed income securities. These investments include emerging market debt, asset-backed securities, sovereign debt, corporate bonds and debentures, money market instruments, money market funds, U.S. Treasury obligations, obligations issued by agencies or instrumentalities of the U.S. Government, including obligations not guaranteed by the U.S. Treasury (such as obligations issued by U.S. Government-sponsored entities), obligations of supranational entities issued or guaranteed by certain banks and zero coupon obligations and obligations of entities organized to restructure the outstanding debt of such issuers. The Fund may invest in securities denominated in U.S. dollars or in a foreign currency. The Fund may hold instruments from any of the Indexes followed by the Fund and may also invest in securities that are not included in an Index. The Fund's portfolio is not subject to any maturity, duration or credit quality limitations.

The Fund may use futures contracts, forward contracts and swap agreements in lieu of investing directly in the securities making up an Index to synthetically obtain exposure to the fixed income markets, including during high volume periods of investment into the Fund. The Fund may also invest in futures contracts and forward contracts for hedging or investment purposes. Futures contracts may be used to manage the Fund's interest rate duration and yield curve exposure. Forward contracts may be used to manage the Fund's currency exposure to foreign securities.

The Fund's assets are currently managed directly by SIMC. The Fund, however, is able to use a multi-manager approach whereby assets would be allocated among one or more sub-advisers operating under the general supervision of SIMC.

In seeking to track the performance of an Index, SIMC purchases ETFs or may otherwise employ a "representative sampling" strategy rather than attempting to purchase all of the securities represented in the Index. A representative sampling strategy means that the Fund will seek to hold a portfolio of securities with generally the same risk and return characteristics of the Index. Such characteristics may include, but are not limited to, duration, yield, credit quality, sector weights, market technicals and country exposure. The representative sampling strategy may include the purchase of securities that are not represented in the Index.

A passive investment strategy seeks to track an index return, and therefore differs from an "active" investment strategy where an investment manager buys and sells securities based on its own economic, financial, and market analysis. The composition of the Indexes are subject to change. The Fund may sell securities that are represented in an Index or purchase securities that are not represented in an Index, prior to or after their removal or addition to the Index. The Fund may sell an investment if the merit of the investment has been substantially impaired by extraordinary events or adverse financial conditions.